Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Loss Per Share Tables [Abstract]
Schedule of consolidated comprehensive loss
The following reflects consolidated comprehensive loss and weighted average number of shares used in the basic and diluted loss per share computations:

	2021	2020
Loss attributed to shareholders	(33,209)	(13,445)
Basic weighted average number of shares (in 000s)	63,005	28,873
Basic and diluted loss per share	(0.53)	(0.47)